Statement of Changes in Net Assets Available for Benefits - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 7,320,970
Interest	34,737
Dividends	8,425,968
Total investment income	15,781,675
Contributions:
Company	6,785,122
Roll overs	5,061,597
Participants	10,165,533
Total contributions	22,012,252
Interest income from participant receivables	99,165
Total Additions	37,893,092
Deductions:
Benefits paid to participants	22,165,218
Administrative expenses	105,117
Total deductions	22,270,335
Net increase	15,622,757
Balance at beginning of year	217,799,861
Balance at end of year	$ 233,422,618